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                              STAG VARIABLE LIFE
                             SEPARATE ACCOUNT VL I

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

         SUPPLEMENT DATED FEBRUARY 5, 2001 TO PROSPECTUS DATED MAY 1, 2000


Effective April 1, 2001, the Policy will no longer be available to new purchasers. Hartford will continue to accept applications received prior to April 1, 2001. Please consult with your registered representative for information regarding other variable life insurance policies available from Hartford.































         THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-2781
33-61267